Deferred tax assets and liabilities - Movement in temporary differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Opening balance, net	₺ (3,549,625)	₺ (2,187,291)
Income statement charge	(4,784,299)	(2,046,491)	₺ 10,127,383
Tax charge relating to components of other comprehensive income	(757,837)	(843,583)
Tax charge related to equity items	1,365,750	1,527,740
Closing balance, net	₺ (7,726,011)	₺ (3,549,625)	₺ (2,187,291)